Share Capital (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Conversion into shares of convertible debentures		$ 765
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		118,564,895	117,963,310
Exercise of options by employees			$ 601,585
Issuance of shares	[1]	11,396,012
Conversion into shares of convertible debentures		$ 33,163
Exercise of options by employees and vesting of RSUs		$ 2,139,829
Number of shares issued and fully paid		132,133,899	118,564,895

[1]	On August 21, 2025, the Company completed an issuance of 11,396,012 ordinary Company shares, with a par value of NIS 0.1 each. The total (gross) consideration amounted to approximately NIS 1,000 million (USD 292.5 million).